OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities And Right Of Use Assets
OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

10. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

During the years ended December 31, 2025 and 2024, the Company entered into multiple operating leases for new offices and facility spaces in China. The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates. The discount rate utilized in such present value calculation was ranged from 3.6% to 4.75% based on an estimate of the Company’s incremental borrowing rate.

The Company has made operating lease payments in the amount of $169,190 and $229,455 during the years ended December 31, 2025 and 2024. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the years ended December 31, 2025, 2024 and 2023, the Company incurred operating lease expense amounted to $497,983, $422,019 and $206,806, respectively.

Operating lease liabilities consist of:

	As of
	December 31,	December 31,
	2025	2024
Current portion	$1,233,892	$768,544
Long term portion	410,572	554,366
Total operating lease liabilities	$1,644,464	$1,322,910

The following summarizes total future minimum operating lease payments as of December 31, 2025:

Year ending December 31,
2026	$1,267,894
2027	325,570
2028	101,407
Total minimum lease payments	1,694,871
Less: present value discount	(50,407)
Present value of minimum lease payments	$1,644,464

As of December 31, 2025, 2024 and 2023, the weighted average discount rate for these leases is 4.67%, 4.75% and 4.75%, and the weighted average remaining term is 28 months, 31 months and 41 months, respectively.